Accounts Receivable, Net - Provisions For Doubtful Accounts (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ACCOUNTS RECEIVABLE,NET [Abstract]
Balance at Beginning of Period	$ (16,086)	$ (19,706)	$ (19,437)
Charges to Costs and Expenses	(999)	(575)	(269)
Amount Utilized	708	4,195	0
Balance at End of Period	$ (16,377)	$ (16,086)	$ (19,706)